Parent Only Financial Statements-Schedule of Condensed Balance Sheets (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Current Assets:
Cash and cash equivalents	$ 4,699,273	$ 816,771
Deposits, prepayments and other receivable, net	1,364,434
Investment in funds	1,326,000
Total current assets	8,174,597	3,367,211
Non-current assets:
Deferred offering costs		572,352
Total non-current assets	1,694,070	1,988,530
TOTAL ASSETS	9,868,667	5,355,741
Current liabilities:
Total current liabilities	4,332,148	4,948,465
TOTAL LIABILITIES	4,687,705	5,306,498
Commitments and contingencies (Note 15)
Shareholders’ equity (deficit)
Subscription receivables		(381,043)
Accumulated losses	96,793	119,441
Total shareholders’ equity	5,180,962	49,243
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	9,868,667	5,355,741
Parent Company [Member]
Current Assets:
Cash and cash equivalents	3,737,770
Investment in funds	1,326,000
Amount due from subsidiaries		108,835
Total current assets	6,428,204	108,835
Non-current assets:
Investment in a subsidiary	500	500
Deposits, prepayments and other receivables, net	180,000
Deferred offering costs		545,359
Total non-current assets	180,500	545,859
TOTAL ASSETS	6,608,704	654,694
Current liabilities:
Accruals	158,391	25,000
Amount due to a shareholder	768,390	1,064,828
Amounts due to subsidiaries	2,341,579
Total current liabilities	3,268,360	1,089,828
TOTAL LIABILITIES	3,268,360	1,089,828
Commitments and contingencies (Note 15)
Shareholders’ equity (deficit)
Additional paid-in capital	4,784,361
Subscription receivables		(1,534)
Accumulated losses	(1,445,735)	(435,134)
Total shareholders’ equity	3,340,344	(435,134)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	6,608,704	654,694
Class B Ordinary Shares
Shareholders’ equity (deficit)
Ordinary shares, value	200	200
Class B Ordinary Shares | Parent Company [Member]
Shareholders’ equity (deficit)
Ordinary shares, value	200	200
Class A Ordinary Shares
Shareholders’ equity (deficit)
Ordinary shares, value	1,518	1,334
Class A Ordinary Shares | Parent Company [Member]
Shareholders’ equity (deficit)
Ordinary shares, value	$ 1,518	$ 1,334